Taxes on Income (Details) - Schedule of deferred income taxes assets $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Deferred Income Taxes Assets Abstract
Operation loss carry forwards	$ 6
Valuation allowance	(6)
Composition of deferred tax assets